Corporate and Business Information (Details)	12 Months Ended
	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Mar. 20, 2025 $ / shares	Feb. 26, 2023 $ / shares	Jan. 25, 2023
Corporate and Business Information [Line Items]
Date of incorporation	Nov. 16, 2022
Par value per share (in Dollars per share) | $ / shares				$ 0.00001	$ 0.00001
Net income	R$ (106,889,000)	R$ (78,209,000)	R$ (247,862,000)
Other operating expenses	(41,504,000)	(1,893,000)	17,597,000
Derecognized goodwill	15,500,000
Right-of-use assets	1,995,000	1,791,000	1,435,000
Lease liabilities	2,157,000	1,891,000	R$ 1,519,000
Non-controlling interests	(5,621,000)	R$ 8,873,000
Accumulated losses	4,600,000
Operating cash flows	35,800,000
Smart NX [Member]
Corporate and Business Information [Line Items]
Net income	2,900,000
Business Combination Agreement [Member]
Corporate and Business Information [Line Items]
Par value per share (in Dollars per share) | $ / shares					$ 0.00001
Ipe Tecnologia LTDA [Member]
Corporate and Business Information [Line Items]
Acquired equity interest						55.00%
Deconsolidation of Smart NX [Member]
Corporate and Business Information [Line Items]
Acquired equity interest						55.00%
Other operating expenses	38,700,000
Right-of-use assets	400,000
Intangible assets	11,200,000
Other assets	5,500,000
Lease liabilities	300,000
Non-controlling interests	R$ 1,700,000